Note 16 - Interest Rate Risk Position - Analysis of Sensitivity to Market Interest Rates (Details) - Interest rate risk [member] $ in Thousands	Apr. 30, 2024 CAD ($) mo	Oct. 31, 2023 CAD ($) mo
Increase 100 bps [member]
Statement Line Items [Line Items]
Impact on projected net interest income during a 12 month period	$ 5,084	$ 4,046
Duration difference between assets and liabilities (months) (Month) | mo	(2.7)	(2)
Decrease 100 bps [member]
Statement Line Items [Line Items]
Impact on projected net interest income during a 12 month period	$ (5,097)	$ (4,059)